Commitments and Related Party Transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Lease agreement commitment	$ 132
Exploration and evaluation	200
Management contract expiring in April 2022 [member]
Disclosure of transactions between related parties [line items]
Directors remuneration	$ 450
Management contract expiration team	April 2022	April 2022
Management contract expiring in August 2021 [member]
Disclosure of transactions between related parties [line items]
Directors remuneration		$ 236
Management contract expiration team	August 2021	August 2021